UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lorem Associates
Address: P O Box 11648
         Santa Ana, CA  92711

13F File Number:  28-11549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger A. Bowers
Title:     Chief Compliance Officer
Phone:     714-730-0766

Signature, Place, and Date of Signing:

      /s/ Roger A. Bowers     Santa Ana, CA     January 12, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $80,670 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN FINL GROUP INC OHIO   COM              025932104     1034    28800 SH       Sole                    16650        0    12150
AMERICAN INTL GROUP INC        COM              026874107     2104    29361 SH       Sole                    15153        0    14208
AMERICAN NATL INS CO           COM              028591105     2957    25912 SH       Sole                    14600        0    11312
ARROW ELECTRS INC              COM              042735100      404    12800 SH       Sole                        0        0    12800
BEAZER HOMES USA INC           COM              07556Q105    11781   250600 SH       Sole                   146800        0   103800
BLACK & DECKER CORP            COM              091797100      520     6500 SH       Sole                     3900        0     2600
BORG WARNER INC                COM              099724106     5172    87634 SH       Sole                    56834        0    30800
CARDINAL HEALTH INC            COM              14149Y108     2238    34729 SH       Sole                    19200        0    15529
COMPASS BANCSHARES INC         COM              20449H109     4334    72650 SH       Sole                    38075        0    34575
CON-WAY INC                    COM              205944101     1017    23100 SH       Sole                    15800        0     7300
COOPER INDS LTD                CL A             G24182100     4259    47100 SH       Sole                    26000        0    21100
DOW CHEM CO                    COM              260543103     2378    59600 SH       Sole                    35000        0    24600
KB HOME                        COM              48666K109     7415   144600 SH       Sole                    95800        0    48800
KEYCORP NEW                    COM              493267108     1753    46100 SH       Sole                    16700        0    29400
LUBRIZOL CORP                  COM              549271104     2115    42200 SH       Sole                    27500        0    14700
NEWFIELD EXPL CO               COM              651290108     1783    38800 SH       Sole                    25400        0    13400
OLIN CORP                      COM PAR $1       680665205     2433   147300 SH       Sole                    89000        0    58300
QUAKER CHEM CORP               COM              747316107     1139    51600 SH       Sole                    36100        0    15500
QUANEX CORP                    COM              747620102     3928   113549 SH       Sole                    86249        0    27300
SCHNITZER STL INDS             CL A             806882106      210     5300 SH       Sole                     1200        0     4100
SELECTIVE INS GROUP INC        COM              816300107     2944    51396 SH       Sole                    29100        0    22296
ST PAUL TRAVELERS INC          COM              792860108     2368    44100 SH       Sole                    18900        0    25200
STANDEX INTL CORP              COM              854231107     4083   135500 SH       Sole                    78900        0    56600
STEWART INFORMATION SVCS COR   COM              860372101     5199   119900 SH       Sole                    72900        0    47000
STONE ENERGY CORP              COM              861642106     1527    43200 SH       Sole                    29100        0    14100
TECUMSEH PRODS CO              CL A             878895200      284    16800 SH       Sole                     9040        0     7760
TECUMSEH PRODS CO              CL B             878895101      173    10400 SH       Sole                     4580        0     5820
TEXTRON INC                    COM              883203101     3535    37700 SH       Sole                    18400        0    19300
WELLS FARGO & CO NEW           COM              949746101      711    20000 SH       Sole                        0        0    20000
ZALE CORP NEW                  COM              988858106      872    30900 SH       Sole                    19200        0    11700